Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Conversion of convertible bonds into equity securities			$ (120.5)
Payments for acquisition of financial assets at FVTOCI	$ 151,585.4	$ 5,431.2	123,362.6
Additions of financial assets at FVTOCI	148,920.0		128,557.7
Disposal of financial assets at FVTOCI	145,602.7		127,700.7
Additions of property, plant and equipment	366,978.5		277,237.9
Proceeds from disposal of financial assets at FVTOCI	148,593.5		126,228.0
Changes in payables to contractors and equipment suppliers	47,697.8		41,604.9
Payments for acquisition of property, plant and equipment	414,999.8	14,869.2	319,258.1
Transferred to initial carrying amount of hedged items	(41.4)		(46.6)
Changes in account payable	738.5	26.5	(478.9)
Changes in accrued expenses and other current liabilities	2,665.4		(5,074.6)
Payments for acquisition of intangible assets	4,123.6	$ 147.7	8,487.6
Intangible assets [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	2.4		5.6
Additions of intangible assets	4,803.9		10,190.3
Changes in account payable			191.4
Changes in accrued expenses and other current liabilities	(682.7)		(1,899.7)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	2,990.8		(1,472.7)
Property, plant and equipment [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	$ 364.9		$ 461.9